Plan Expenses	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Plan Expenses [Line Items]
Plan Expenses	Plan ExpensesCertain costs of administrative services rendered on behalf of the Plan including accounting, tax, legal, audit and other administrative support were borne by the Bank. The payment of contract administrator fees charged to each participant account with assets is equal to $5.34 per month paid to Principal. A portion of investment management fees of certain funds offered by the Plan are paid by Principal in a revenue share arrangement. Participants invested in those funds receive a monthly fee rebate for revenue sharing.